Share-Based Payments - Summary of Change in Number of BCE2 Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period		8,300	625,200
BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	2,691			2,691	5,358
Granted during the period	0			0	0
Forfeited during the period	0			0	0
Exercised during the period	2,691				2,667
Expired during the period	0			0	0
Balance at end of period				2,691	2,691